Vanguard® Alternative Strategies Fund
Consolidated Schedule of Investments (unaudited)
As of January 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks—Long Positions (37.0%)
Communication Services (0.8%)
[1]	Verizon Communications Inc.	2,517	134
[1]	Electronic Arts Inc.	978	130
*,1	Alphabet Inc. Class A	47	127
[1]	AT&T Inc.	4,660	119
[1]	Comcast Corp. Class A	2,319	116
*,1	Liberty Broadband Corp. Class C	777	115
*,1	Walt Disney Co.	786	112
*,1	Charter Communications Inc. Class A	183	108
*,1	T-Mobile US Inc.	507	55
*,1	Madison Square Garden Sports Corp.	209	35
			1,051
Consumer Discretionary (3.3%)
*	Veoneer Inc.	39,445	1,389
[1]	Genuine Parts Co.	1,095	146
*,1	AutoZone Inc.	72	143
[1]	McDonald's Corp.	540	140
[1]	Tractor Supply Co.	642	140
[1]	TJX Cos. Inc.	1,928	139
*,1	O'Reilly Automotive Inc.	208	136
[1]	Yum! Brands Inc.	1,081	135
[1]	Columbia Sportswear Co.	1,400	130
[1]	Dollar General Corp.	623	130
[1]	Home Depot Inc.	353	129
[1]	Service Corp. International	2,082	128
[1]	Wendy's Co.	5,516	127
*,1	Amazon.com Inc.	42	126
[1]	NIKE Inc. Class B	824	122
[1]	Pool Corp.	256	122
[1]	Domino's Pizza Inc.	263	120
[1]	Gentex Corp.	3,825	120
[1]	Starbucks Corp.	1,208	119
[1]	VF Corp.	1,750	114
[1]	Garmin Ltd.	855	106
[1]	Yum China Holdings Inc.	2,154	104
*,1	Chipotle Mexican Grill Inc. Class A	62	92
*,1	frontdoor Inc.	1,564	57
			4,214
Consumer Staples (2.9%)
	Sanderson Farms Inc.	7,630	1,404
[1]	McCormick & Co. Inc.	1,604	161
[1]	Archer-Daniels-Midland Co.	2,100	157
[1]	Flowers Foods Inc.	5,518	155

		Shares	Market Value ($000)
[1]	Coca-Cola Co.	2,527	154
[1]	J M Smucker Co.	1,099	154
[1]	PepsiCo Inc.	884	153
[1]	Mondelez International Inc. Class A	2,205	148
[1]	Procter & Gamble Co.	914	147
[1]	Kimberly-Clark Corp.	1,043	144
	Hershey Co.	719	142
[1]	Altria Group Inc.	2,743	139
[1]	Colgate-Palmolive Co.	1,635	135
[1]	Costco Wholesale Corp.	259	131
[1]	Brown-Forman Corp. Class B	1,880	127
*,1	Post Holdings Inc.	1,200	127
[1]	Church & Dwight Co. Inc.	447	46
[1]	Philip Morris International Inc.	366	38
			3,662
Energy (1.4%)
*	FTS International Inc. Class A	48,269	1,272
[1]	Chevron Corp.	1,185	155
[1]	Williams Cos. Inc.	4,949	148
[1]	Kinder Morgan Inc.	7,764	135
[1]	Cheniere Energy Inc.	641	72
			1,782
Financials (2.1%)
*,1	Berkshire Hathaway Inc. Class B	473	148
	Aflac Inc.	2,358	148
[1]	W R Berkley Corp.	1,735	147
[1]	Hanover Insurance Group Inc.	1,049	145
	Travelers Cos. Inc.	869	144
[1]	CNA Financial Corp.	3,018	139
[1]	Ares Management Corp. Class A	1,719	137
[1]	Brown & Brown Inc.	2,057	136
*,1	Alleghany Corp.	202	134
[1]	Intercontinental Exchange Inc.	1,053	133
[1]	Arthur J Gallagher & Co.	830	131
*,1	Markel Corp.	106	131
[1]	Aon plc Class A (XNYS)	456	126
[1]	Allstate Corp.	1,037	125
[1]	Marsh & McLennan Cos. Inc.	808	124
[1]	Annaly Capital Management Inc.	15,312	121
[1]	TFS Financial Corp.	6,660	116
[1]	AGNC Investment Corp.	7,713	115
	Nasdaq Inc.	628	113
	Moody's Corp.	327	112
[1]	T Rowe Price Group Inc.	149	23
[1]	White Mountains Insurance Group Ltd.	19	20
			2,668
Health Care (5.3%)
*	Intersect ENT Inc.	72,500	1,987
	Cerner Corp.	11,500	1,049
*	Arena Pharmaceuticals Inc.	3,000	276
*	Change Healthcare Inc.	14,000	276
[1]	CVS Health Corp.	1,483	158
[1]	AmerisourceBergen Corp. Class A	1,104	150
[1]	Baxter International Inc.	1,732	148
[1]	UnitedHealth Group Inc.	301	142
[1]	Becton Dickinson and Co.	542	138
[1]	Johnson & Johnson	801	138

		Shares	Market Value ($000)
[1]	Abbott Laboratories	1,071	137
[1]	Pfizer Inc.	2,606	137
[1]	STERIS plc	610	137
[1]	Chemed Corp.	288	135
[1]	Merck & Co. Inc.	1,652	135
[1]	Cooper Cos. Inc.	331	132
[1]	Danaher Corp.	460	131
*,1	Mettler-Toledo International Inc.	88	130
*,1	Henry Schein Inc.	1,728	130
[1]	West Pharmaceutical Services Inc.	330	130
[1]	Amgen Inc.	564	128
[1]	Thermo Fisher Scientific Inc.	215	125
*,1	QIAGEN NV	2,454	121
[1]	Agilent Technologies Inc.	850	118
[1]	Quest Diagnostics Inc.	861	116
[1]	Bristol-Myers Squibb Co.	1,749	113
[1]	Zoetis Inc.	525	105
[1]	Medtronic plc	1,010	105
*,1	IDEXX Laboratories Inc.	180	91
*,1	DaVita Inc.	326	35
			6,853
Industrials (4.4%)
	IHS Markit Ltd.	10,000	1,168
*	PAE Inc.	104,599	1,047
	Aerojet Rocketdyne Holdings Inc.	13,290	513
[1]	Lockheed Martin Corp.	391	152
[1]	Northrop Grumman Corp.	386	143
[1]	General Dynamics Corp.	669	142
[1]	Carlisle Cos. Inc.	620	139
[1]	IDEX Corp.	644	139
[1]	Illinois Tool Works Inc.	587	137
[1]	Waste Management Inc.	904	136
[1]	AMETEK Inc.	985	135
[1]	Norfolk Southern Corp.	495	135
[1]	Republic Services Inc. Class A	1,061	135
[1]	Hubbell Inc. Class B	700	131
[1]	Fastenal Co.	2,288	130
[1]	PACCAR Inc.	1,391	129
[1]	Honeywell International Inc.	625	128
[1]	Expeditors International of Washington Inc.	1,104	126
[1]	Ingersoll Rand Inc.	2,250	126
[1]	Verisk Analytics Inc. Class A	625	123
[1]	Allegion plc	992	122
[1]	Roper Technologies Inc.	277	121
[1]	AMERCO	194	118
[1]	Lennox International Inc.	394	112
[1]	Cummins Inc.	481	106
[1]	BWX Technologies Inc.	1,854	82
[1]	Schneider National Inc. Class B	1,475	38
			5,713
Information Technology (10.0%)
*	Nuance Communications Inc.	51,000	2,818
*	NeoPhotonics Corp.	88,462	1,359
	McAfee Corp. Class A	47,900	1,229
*	Vonage Holdings Corp.	58,200	1,213
*	Bottomline Technologies DE Inc.	20,342	1,147
*	Mimecast Ltd.	12,839	1,023

		Shares	Market Value ($000)
[1]	Juniper Networks Inc.	4,344	151
[1]	Apple Inc.	858	150
[1]	CDW Corp.	744	141
[1]	SS&C Technologies Holdings Inc.	1,764	141
[1]	Amdocs Ltd.	1,864	141
[1]	Visa Inc. Class A	619	140
*,1	Akamai Technologies Inc.	1,207	138
[1]	Amphenol Corp. Class A	1,715	137
[1]	Broadcom Inc.	233	137
[1]	Jack Henry & Associates Inc.	802	135
[1]	Microsoft Corp.	435	135
[1]	International Business Machines Corp.	999	133
[1]	Analog Devices Inc.	806	132
[1]	Motorola Solutions Inc.	566	131
	Cisco Systems Inc.	2,328	130
*,1	Fiserv Inc.	1,233	130
[1]	Texas Instruments Inc.	722	130
*,1	Black Knight Inc.	1,725	129
[1]	Broadridge Financial Solutions Inc.	813	129
*,1	Keysight Technologies Inc.	747	126
[1]	Accenture plc Class A	357	126
[1]	Paychex Inc.	1,063	125
[1]	Automatic Data Processing Inc.	599	124
*,1	VeriSign Inc.	571	124
[1]	Dolby Laboratories Inc. Class A	1,398	123
[1]	Intuit Inc.	215	119
[1]	Fidelity National Information Services Inc.	981	118
*,1	Adobe Inc.	218	116
[1]	CDK Global Inc.	2,652	114
[1]	Western Union Co.	5,678	107
*,1	Synopsys Inc.	236	73
[1]	Mastercard Inc. Class A	183	71
			12,845
Materials (2.3%)
*	Ferro Corp.	54,357	1,185
*	Forterra Inc.	26,284	617
[1]	Packaging Corp. of America	979	147
[1]	Ball Corp.	1,458	142
	Amcor plc	11,277	135
[1]	Air Products and Chemicals Inc.	466	131
[1]	RPM International Inc.	1,462	130
[1]	Avery Dennison Corp.	611	126
[1]	Sherwin-Williams Co.	432	124
[1]	Ecolab Inc.	618	117
[1]	Sonoco Products Co.	1,465	83
[1]	Reliance Steel & Aluminum Co.	301	46
			2,983
Real Estate (2.6%)
	CyrusOne Inc.	11,000	988
[1]	Equity Residential	1,662	148
[1]	AvalonBay Communities Inc.	600	147
[1]	Public Storage	397	142
[1]	UDR Inc.	2,503	142
[1]	Invitation Homes Inc.	3,328	140
[1]	Mid-America Apartment Communities Inc.	662	137
[1]	Sun Communities Inc.	726	137
[1]	Life Storage Inc.	1,011	136

		Shares	Market Value ($000)
[1]	Alexandria Real Estate Equities Inc.	690	134
[1]	American Homes 4 Rent Class A	3,431	134
[1]	Duke Realty Corp.	2,299	133
[1]	Extra Space Storage Inc.	669	133
[1]	Camden Property Trust	815	131
	WP Carey Inc.	1,672	130
	First Industrial Realty Trust Inc.	2,113	128
	Gaming and Leisure Properties Inc.	2,829	128
[1]	CubeSmart	2,352	119
[1]	Equinix Inc.	75	54
			3,341
Utilities (1.9%)
[1]	Atmos Energy Corp.	1,478	159
[1]	OGE Energy Corp.	3,982	151
[1]	American Electric Power Co. Inc.	1,661	150
[1]	Exelon Corp.	2,556	148
[1]	Duke Energy Corp.	1,385	146
[1]	Consolidated Edison Inc.	1,657	143
[1]	CMS Energy Corp.	2,204	142
[1]	IDACORP Inc.	1,281	141
[1]	Dominion Energy Inc.	1,736	140
[1]	Southern Co.	2,019	140
[1]	Ameren Corp.	1,549	138
[1]	Alliant Energy Corp.	2,291	137
	Public Service Enterprise Group Inc.	2,043	136
[1]	DTE Energy Co.	1,108	133
	PPL Corp.	4,316	128
[1]	NextEra Energy Inc.	1,595	125
[1]	Avangrid Inc.	2,317	108
	Xcel Energy Inc.	766	53
			2,418
Total Common Stocks—Long Positions (Cost $39,589)			47,530
Temporary Cash Investments (46.9%)
Money Market Fund (46.9%)
[2]	Vanguard Market Liquidity Fund, 0.120% (Cost $60,217)	602,247	60,219
Common Stocks Sold Short (-10.5%)
Communication Services (-0.6%)
	ViacomCBS Inc. Class B	(4,124)	(138)
*	Discovery Inc. Class C	(4,961)	(136)
*	TripAdvisor Inc.	(4,936)	(134)
	Lumen Technologies Inc.	(10,425)	(129)
*	Vimeo Inc.	(7,307)	(107)
*	Pinterest Inc. Class A	(3,187)	(94)
*	Roku Inc.	(561)	(92)
			(830)
Consumer Discretionary (-1.5%)
*	Nordstrom Inc.	(6,030)	(136)
*	Norwegian Cruise Line Holdings Ltd.	(6,543)	(136)
*	Capri Holdings Ltd.	(2,222)	(133)
*	Victoria's Secret & Co.	(2,363)	(132)
*	Tesla Inc.	(131)	(123)
*	Chegg Inc.	(4,584)	(121)
*	Royal Caribbean Cruises Ltd.	(1,548)	(120)
	PVH Corp.	(1,223)	(116)
*	Penn National Gaming Inc.	(2,492)	(114)

		Shares	Market Value ($000)
*	Carnival Corp.	(5,626)	(111)
*	Peloton Interactive Inc. Class A	(3,670)	(100)
*	DoorDash Inc. Class A	(881)	(100)
*	Wynn Resorts Ltd.	(1,109)	(95)
*	Etsy Inc.	(526)	(83)
*	Wayfair Inc. Class A	(504)	(79)
*	Vroom Inc.	(9,230)	(74)
*	Carvana Co. Class A	(443)	(72)
*	DraftKings Inc. Class A	(2,487)	(55)
	MGM Resorts International	(472)	(20)
	Qurate Retail Inc. Series A	(2,112)	(15)
			(1,935)
Consumer Staples (-0.1%)
*	Coty Inc. Class A	(14,567)	(123)
Energy (-0.9%)
	Occidental Petroleum Corp.	(4,277)	(161)
	APA Corp.	(4,806)	(160)
	NOV Inc.	(9,413)	(155)
	Devon Energy Corp.	(2,988)	(151)
	Marathon Oil Corp.	(7,732)	(150)
	Diamondback Energy Inc.	(1,175)	(148)
	Texas Pacific Land Corp.	(106)	(114)
	New Fortress Energy Inc. Class A	(5,129)	(113)
			(1,152)
Financials (-1.2%)
	S&P Global Inc.	(2,838)	(1,178)
	Rocket Cos. Inc. Class A	(8,236)	(104)
*	GoHealth Inc. Class A	(36,061)	(100)
*	Upstart Holdings Inc.	(867)	(94)
			(1,476)
Health Care (-1.5%)
*	Sage Therapeutics Inc.	(3,281)	(129)
*	Certara Inc.	(4,740)	(127)
*	Signify Health Inc. Class A	(9,393)	(125)
*	Biogen Inc.	(541)	(122)
*	Ultragenyx Pharmaceutical Inc.	(1,697)	(119)
*	Iovance Biotherapeutics Inc.	(6,819)	(114)
*	Novocure Ltd.	(1,628)	(112)
*	Sarepta Therapeutics Inc.	(1,505)	(108)
*	Quidel Corp.	(965)	(100)
*	Natera Inc.	(1,396)	(99)
*	Exact Sciences Corp.	(1,261)	(96)
*	Alnylam Pharmaceuticals Inc.	(694)	(95)
*	Moderna Inc.	(517)	(88)
*	Novavax Inc.	(917)	(86)
*	Adaptive Biotechnologies Corp.	(4,893)	(85)
*	Guardant Health Inc.	(1,214)	(84)
*	Maravai LifeSciences Holdings Inc. Class A	(2,916)	(84)
*	10X Genomics Inc. Class A	(827)	(80)
*	Teladoc Health Inc.	(250)	(19)
			(1,872)
Industrials (-1.0%)
*	Copa Holdings SA Class A	(1,672)	(140)
	Spirit AeroSystems Holdings Inc. Class A	(3,149)	(138)
	Ingersoll Rand Inc.	(2,250)	(126)
*	Uber Technologies Inc.	(2,991)	(112)

		Shares	Market Value ($000)
*	United Airlines Holdings Inc.	(2,472)	(106)
*	Lyft Inc. Class A	(2,688)	(104)
*	Plug Power Inc.	(4,649)	(102)
	ADT Inc.	(13,313)	(101)
*	American Airlines Group Inc.	(6,088)	(100)
*	Sunrun Inc.	(3,826)	(99)
*	Shoals Technologies Group Inc. Class A	(4,469)	(75)
*	Hexcel Corp.	(1,373)	(72)
			(1,275)
Information Technology (-2.8%)
*	Anaplan Inc.	(2,982)	(144)
*	Jamf Holding Corp.	(3,961)	(131)
*	Shift4 Payments Inc. Class A	(2,454)	(129)
	Ubiquiti Inc.	(438)	(127)
*	ViaSat Inc.	(2,882)	(127)
*	StoneCo Ltd. Class A	(8,183)	(127)
*	New Relic Inc.	(1,152)	(121)
*	Pure Storage Inc. Class A	(4,504)	(119)
*	Teradata Corp.	(2,940)	(119)
*	DXC Technology Co.	(3,807)	(115)
*	Datadog Inc. Class A	(782)	(114)
*	DoubleVerify Holdings Inc.	(4,134)	(114)
*	Snowflake Inc. Class A	(398)	(110)
*	Wix.com Ltd.	(835)	(110)
*	Zscaler Inc.	(417)	(107)
*	Fastly Inc. Class A	(3,702)	(106)
*	Crowdstrike Holdings Inc. Class A	(588)	(106)
	Azenta Inc.	(1,251)	(106)
*	Dynatrace Inc.	(1,905)	(105)
*	MongoDB Inc. Class A	(254)	(103)
*	Sabre Corp.	(11,155)	(102)
*	Wolfspeed Inc.	(1,068)	(101)
*	Bill.com Holdings Inc.	(527)	(99)
*	Palantir Technologies Inc. Class A	(7,207)	(99)
*	Trade Desk Inc. Class A	(1,378)	(96)
*	Alteryx Inc. Class A	(1,617)	(92)
	Alliance Data Systems Corp.	(1,337)	(92)
*	Unity Software Inc.	(819)	(86)
*	Twilio Inc. Class A	(410)	(85)
*	Enphase Energy Inc.	(583)	(82)
*	Elastic NV	(809)	(75)
*	Cloudflare Inc. Class A	(709)	(68)
*	CommScope Holding Co. Inc.	(6,891)	(65)
*	Zoom Video Communications Inc. Class A	(381)	(59)
*	DocuSign Inc. Class A	(436)	(55)
*	Everbridge Inc.	(851)	(43)
			(3,639)
Materials (-0.5%)
	Alcoa Corp.	(2,571)	(146)
	Freeport-McMoRan Inc.	(3,444)	(128)
	Olin Corp.	(2,536)	(128)
	United States Steel Corp.	(5,241)	(109)
*	Cleveland-Cliffs Inc.	(6,273)	(108)
			(619)
Real Estate (-0.3%)
*	Park Hotels & Resorts Inc.	(6,566)	(120)
	EPR Properties	(2,397)	(105)

		Shares	Market Value ($000)
*	Opendoor Technologies Inc.	(8,983)	(89)
*	Zillow Group Inc. Class C	(1,384)	(70)
*	Zillow Group Inc. Class A	(971)	(48)
			(432)
Utilities (-0.1%)
	Vistra Corp.	(6,788)	(148)
Total Common Stocks Sold Short (Proceeds $15,142)			(13,501)
Other Assets and Other Liabilities—Net (26.6%)			34,170
Net Assets (100%)			128,418
Cost is in $000.
*	Non-income-producing security.
1	Long security positions with a value of $23,756,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2022	489	105,945	(845)
5-Year U.S. Treasury Note	March 2022	209	24,913	(265)
10-Year U.S. Treasury Note	March 2022	126	16,124	(125)
CAC 40 Index	February 2022	84	6,603	(127)
Corn[1]	March 2022	53	1,659	95
Cotton[1]	May 2022	44	2,708	150
FTSE 100 Index	March 2022	73	7,262	(19)
FTSE MIB Index	March 2022	46	6,916	(212)
IBEX 35 Index	February 2022	69	6,652	(156)
LME Aluminum[1]	February 2022	36	2,742	12
LME Lead[1]	March 2022	44	2,479	(117)
LME Lead[1]	February 2022	41	2,311	(32)
LME Nickel[1]	March 2022	8	1,084	15
LME Tin[1]	February 2022	7	1,520	180
LME Tin[1]	March 2022	2	433	11
LME Zinc[1]	March 2022	12	1,082	11
LME Zinc[1]	February 2022	12	1,082	107
Low Sulphur Gasoil[1]	March 2022	34	2,661	85
Natural Gas[1]	February 2022	25	1,218	188
RBOB Gasoline[1]	February 2022	5	536	21
S&P ASX 200 Index	March 2022	54	6,556	(385)
S&P TSX 60 Index	March 2022	36	7,233	101
Soybean Meal[1]	March 2022	39	1,634	129
Soybean Oil[1]	March 2022	15	583	113
				(1,065)

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Cocoa[1]	May 2022	(96)	(2,473)	114
Coffee[1]	May 2022	(6)	(530)	7
DAX 30 Index	March 2022	(16)	(6,922)	114
E-mini S&P 500 Index	March 2022	(30)	(6,756)	298
Feeder Cattle[1]	March 2022	(31)	(2,527)	42
KOSPI 200 Index	March 2022	(87)	(6,434)	690
Lean Hogs[1]	April 2022	(73)	(2,794)	(208)
Live Cattle[1]	April 2022	(9)	(520)	(9)
LME Aluminum[1]	February 2022	(36)	(2,742)	(413)
LME Lead[1]	February 2022	(41)	(2,311)	110
LME Tin[1]	February 2022	(7)	(1,520)	(41)
LME Zinc[1]	February 2022	(12)	(1,082)	(10)
MSCI Singapore Index	February 2022	(266)	(6,548)	98
OMX Stockholm 30 Index	February 2022	(268)	(6,587)	82
Soybean[1]	March 2022	(15)	(1,118)	(103)
Sugar #11[1]	February 2022	(123)	(2,510)	61
TOPIX Index	March 2022	(42)	(6,929)	473
Wheat[1]	March 2022	(41)	(1,602)	85
Wheat[1]	March 2022	(41)	(1,561)	126
				1,516
				451
1	Security is owned by the Vanguard ASF Portfolio, which is a wholly owned subsidiary of the Alternative Strategies Fund.

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	2/10/22	BRL	18,050	USD	3,159	231	—
BNP Paribas	2/10/22	CAD	10,370	USD	8,119	39	—
Bank of America, N.A.	2/10/22	GBP	6,061	USD	8,151	—	—
Bank of America, N.A.	2/10/22	MXN	66,319	USD	3,198	12	—
Bank of America, N.A.	2/10/22	NOK	72,394	USD	8,144	—	(5)
BNP Paribas	2/10/22	RUB	243,066	USD	3,231	—	(93)
Standard Chartered Bank	2/10/22	TRY	28,043	USD	2,081	15	—
Royal Bank of Canada	2/10/22	TRY	14,992	USD	1,114	7	—
Standard Chartered Bank	2/10/22	ZAR	51,720	USD	3,236	124	—
Morgan Stanley Capital Services Inc.	2/10/22	USD	8,150	CHF	7,480	75	—
Standard Chartered Bank	2/10/22	USD	8,157	EUR	7,219	45	—
BNP Paribas	2/10/22	USD	2,137	ILS	6,654	34	—
Bank of America, N.A.	2/10/22	USD	1,103	ILS	3,432	18	—
State Street Bank & Trust Co.	2/10/22	USD	8,202	JPY	945,413	—	(14)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	2/10/22	USD	3,221	KRW	3,852,281	26	—
Standard Chartered Bank	2/10/22	USD	3,228	SGD	4,369	—	(6)
Standard Chartered Bank	2/10/22	USD	3,249	THB	108,253	—	(2)
BNP Paribas	2/10/22	USD	3,250	TWD	89,658	27	—
						653	(120)
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
ILS—Israeli shekel.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
RUB—Russian ruble.
SGD—Singapore dollar.
THB—Thai baht.
TRY—Turkish lira.
TWD—Taiwanese dollar.
USD—U.S. dollar.
ZAR—South African rand.
At January 31, 2022, the counterparties had deposited in segregated accounts cash of $60,000 in connection with open forward currency contracts.
A.  Basis for Consolidation: Vanguard ASF Portfolio ("the subsidiary") commenced operations on August 11, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of January 31, 2022, the fund held $14,592,521 in the subsidiary, representing 11% of the fund's net assets. All inter-fund transactions and balances (including the fund's investment in the subsidiary) have been eliminated, and the Consolidated Schedule of Investments includes all investments and other accounts of the subsidiary as if held directly by the fund.
B. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
C. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
D. Futures Contracts: The fund gains exposure to commodities through the subsidiary’s investment in exchange-traded commodity futures contracts. The fund also uses interest rate futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund uses global equity index futures contracts to capture excess return opportunities. The primary risk associated with the use of futures contracts are imperfect correlation between changes in market values of the underlying securities or commodities and the prices of futures contracts, and the possibility of an illiquid market. In addition, commodity futures trading is volatile, and even a small movement in market prices could cause large losses. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Consolidated Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded Consolidated as an asset (liability).
E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated.

This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. Long security positions segregated as collateral are shown in the Consolidated Schedule of Investments.
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Consolidated Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	47,530	—	—	47,530
Temporary Cash Investments	60,219	—	—	60,219
Total	107,749	—	—	107,749
Liabilities
Common Stocks	13,501	—	—	13,501
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,518	—	—	3,518
Forward Currency Contracts	—	653	—	653
Total	3,518	653	—	4,171
Liabilities
Futures Contracts[1]	3,067	—	—	3,067
Forward Currency Contracts	—	120	—	120
Total	3,067	120	—	3,187
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Consolidated Schedule of Investments.